Segment information (Details)	3 Months Ended		12 Months Ended
	Nov. 30, 2024 CAD ($) segment	Nov. 30, 2023 CAD ($)	Aug. 31, 2024 CAD ($)
Segment information
Number of reportable business segments | segment	2
Segment revenues	$ 142,411	$ 986,392
Segment gross profit (loss)	(50,440)	435,528
Segment (loss) profit before tax	(1,572,230)	968,270
Research and development	254,010	984,506
Office salaries and benefits	489,945	860,454
Segment assets	13,257,121		$ 11,420,241
Cash	963,580		63,126
Additions to property and equipment	6,800	39,196
Segment liabilities	4,125,611		8,400,254
Gain on derivative liabilities	1,673,420	5,411,168
Operating segments
Segment information
Revenue from external customers	142,411	986,392
Segment revenues	142,411	986,392
Segment gross profit (loss)	(50,440)	435,528
Segment (loss) profit before tax	(1,572,230)	968,270
Research and development	254,010	984,506
Office salaries and benefits	489,945	860,454
Segment assets	13,257,121		11,420,241
Cash	963,580		63,126
Additions to property and equipment	8,606		599,578
Segment liabilities	4,125,611		8,400,254
Inter-segment eliminations
Segment information
Revenue from other segments	(10,000)	(25,802)
Segment revenues	(10,000)	(25,802)
Segment gross profit (loss)	(3,200)	280,017
Segment (loss) profit before tax	(10,026)	7,135
Segment assets	(10,092,051)		(11,277,388)
Additions to property and equipment	(3,200)		(185,744)
Segment liabilities	(941,374)		(1,013,824)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	120,392	118,590
Revenue from other segments	10,000	18,894
Segment revenues	130,392	137,484
Segment gross profit (loss)	(37,311)	(28,743)
Segment (loss) profit before tax	(1,610,743)	1,126,640
Research and development	252,993	984,506
Office salaries and benefits	601,786	680,994
Segment assets	21,595,409		19,737,669
Cash	833,179		28,108
Additions to property and equipment	1,806		280,587
Segment liabilities	4,061,238		8,306,618
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	22,019	867,802
Revenue from other segments		6,908
Segment revenues	22,019	874,710
Segment gross profit (loss)	(9,929)	184,254
Segment (loss) profit before tax	48,539	(165,505)
Research and development	1,017
Office salaries and benefits	(111,841)	$ 179,460
Segment assets	1,753,763		2,960,124
Cash	130,401		35,018
Additions to property and equipment	10,000		487,000
Segment liabilities	$ 1,005,747		$ 1,151,501